SUBSIDIARIES (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of subsidiaries [abstract]
Disclosure of interests in subsidiaries [text block]
The following tables contain summarized financial information of the Corporation, BFI, BFI II, BFL, BFL II, BF AUS, BF U.K., the US LLC Issuer, BIC and non-guarantor subsidiaries:

AS AT AND FOR THE THREE MONTHS ENDED JUN. 30, 2025 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other Subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$289	$125	$(31)	$—	$—	$—	$—	$11	$41	$21,078	$(3,430)	$18,083
Net income (loss) attributable to shareholders	272	(4)	(40)	—	—	—	—	—	(41)	2,538	(2,453)	272
Total assets	78,164	14,724	739	—	—	—	169	552	4,116	643,208	(235,604)	506,068
Total liabilities	31,568	13,038	733	2	—	—	1	550	3,530	331,723	(36,722)	344,423
Non-controlling interest – preferred equity	—	—	—	—	—	—	230	—	—	—	—	230

AS AT DEC. 31, 2024 AND FOR THE THREE MONTHS ENDED JUN. 30, 2024 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other Subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$876	$506	$18	$—	$—	$—	$4	$11	$48	$26,365	$(4,778)	$23,050
Net income (loss) attributable to shareholders	43	403	8	—	—	—	3	—	23	3,379	(3,816)	43
Total assets	85,449	11,640	699	—	—	—	169	552	3,907	557,003	(168,995)	490,424
Total liabilities	39,472	10,457	693	2	—	—	1	550	3,423	312,176	(41,733)	325,041
Non-controlling interest –preferred equity	—	—	—	—	—	—	230	—	—	—	—	230

FOR THE SIX MONTHS ENDED JUN. 30, 2025 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other Subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$1,146	$233	$(21)	$—	$—	$—	$4	$22	$84	$40,665	$(6,106)	$36,027
Net income (loss) attributable to shareholders	345	(20)	(40)	—	—	—	4	—	(27)	4,527	(4,444)	345

FOR THE SIX MONTHS ENDED JUN. 30, 2024 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other Subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$1,735	$600	$44	$—	$—	$—	$8	$22	$97	$50,706	$(7,255)	$45,957
Net income (loss) attributable to shareholders	145	402	24	—	—	—	7	—	56	4,971	(5,460)	145
1.This column accounts for investments in all subsidiaries of the Corporation under the equity method.
2.This column accounts for investments in all subsidiaries of the Corporation other than BFI, BFI II, BFL, BFL II, BF AUS, BF U.K., the US LLC Issuer and BIC on a combined basis.
3.This column includes the necessary amounts to present the company on a consolidated basis.